UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                   ---------

                    FRANKLIN GOLD AND PRECIOUS METALS FUND
                    ---------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                     -------------

Date of fiscal year end: 7/31
                         -----

Date of reporting period: 1/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                         JANUARY 31, 2007
--------------------------------------------------------------------------------


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  SEMIANNUAL REPORT AND SHAREHOLDER LETTER                     SECTOR
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--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
             FRANKLIN GOLD AND
            PRECIOUS METALS FUND                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Gold and Precious Metals Fund ....................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and Statement of Investments .........................   13

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   24

Tax Designation ...........................................................   32

Shareholder Information ...................................................   34

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the six months ended January 31, 2007, gross domestic product growth was moderately healthy although the pace was restrained as the housing market cooled and manufacturing slowed. The equity markets began the reporting period in a slump but rebounded by period-end. Warm winter temperatures kept energy prices in check, and investor confidence was bolstered by the Federal Reserve Board's decision to leave the federal funds target rate unchanged during the review period.

In the enclosed semiannual report for Franklin Gold and Precious Metals Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find other performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Rupert H. Johnson, Jr.


Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Gold and Precious Metals Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

Semiannual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of companies that mine, process or deal in gold or other precious metals.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Gold and Precious Metals Fund's semi-annual report for the period ended January 31, 2007.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a cumulative total return of +8.48% for the six months ended January 31, 2007. The Fund under-performed the broad Standard & Poor's 500 Index's (S&P 500's) +13.73% total return, but outperformed the sector-specific FTSE Gold Mines Index's -1.90% price return during the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2007, the U.S. economy advanced at a moderate pace. Gross domestic product grew an annualized 2.0% in the third quarter of 2006 and an estimated annualized 2.2% in the fourth quarter. The housing market weakened, while corporate profits and consumer and government spending generally remained robust. Exports picked up some momentum, but the country's trade deficit, while improving, was still historically high. Labor costs rose and hiring generally increased as the unemployment rate fell from 5.0% to 4.5%. 2

1. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/07

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Canada                                            43.2%

South Africa                                      27.5%

Australia                                          9.4%

U.S.                                               7.4%

U.K                                                6.7%

Peru                                               3.1%

Papua New Guinea                                   1.8%

Bolivia                                            0.2%

Short-Term Investments & Other Net Assets          0.7%

Although energy and other commodity prices fell during the period, they remained historically high and were a primary economic concern for much of the period. Consumers curbed spending on large purchases, such as homes and cars. Home prices fell in many parts of the country as mortgage rates crept higher, and borrowing against home equity flattened. Retail prices for many goods fell in late 2006 as energy prices slid. However, after two months of large declines, wholesale prices rose in November and December, reflecting higher energy and other prices. Overall, the core Consumer Price Index (CPI) rose 2.7% for the 12 months ended January 31, 2007, which was higher than the 2.2% 10-year average. 3

Following 17 consecutive increases beginning in 2004, the Federal Reserve Board
(Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market, the lagging effect of prior tightening and inflation risks. At a January meeting, however, the Fed said there were signs housing was stabilizing and inflation pressures were easing.

The Fed's decision to leave rates steady through period-end helped restore investor confidence. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +14.21%, and the broader S&P 500 returned +13.73%, while the technology-heavy NASDAQ Composite Index had a total return of +18.24%. 4 Consumer discretionary, information technology and materials stocks performed particularly well.

The past six months were mixed for precious metals. Silver was the strongest performing major metal during the reporting period, as its price increased 18%, from $11.43 per ounce to $13.52 per ounce. Although gold rose 2.6%, it traded below its starting level of $637 per ounce for most of the period. The price fell to a low of $567 per ounce in October before recovering to $653 per ounce at period-end. For the most part, platinum charted a similar path to gold, beginning the period at $1,231 per ounce and falling to a low of $1,057 per ounce in October. However, unlike gold, platinum was unable to recover and ended the period down 4.1% at $1,180 per ounce. By contrast, palladium's performance was relatively stable as it began the period at $313 per ounce, traded between $292 and $354, and ended the period at $338 per ounce, up 8.1%.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report

PRECIOUS METALS PRICES (8/1/06-1/31/07) 5

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]


                             PLOT POINTS TO COME

For illustrative purposes only; not representative of the Fund's portfolio composition or performance.


INVESTMENT STRATEGY

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.

MANAGER'S DISCUSSION

During the six months under review, mergers and acquisitions continued to be a major theme despite significant sector consolidation over the past few years, mostly due to high metal prices and limited new resources. Many producers have boosted output by acquiring existing and proven reserves, as opposed to seeking out new deposits, which is expensive and not guaranteed. Among the notable events that occurred were Goldcorp's merger with Glamis Gold, which resulted in the world's third-largest gold company by market capitalization; Iamgold's acquisition of Cambior; and Gold Fields' purchase of Western Areas. Several companies also announced plans for future consolidation. For example, Freeport-McMoRan Copper & Gold agreed to acquire Phelps Dodge, and Kinross launched a bid for Bema Gold. Conversely, Barrick Gold failed in its hostile takeover attempt of Nova Gold, achieving only 14.8% acceptance of its offer.

5. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.


PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Long Life Gold Mines                                    53.3%

Platinum & Palladium                                    17.3%

Medium Life Gold Mines                                  13.1%

Gold Exploration & Development                           8.4%

Gold & Diversified Resources                             6.7%

Mutual Funds                                             0.5%

Short-Term Investments & Other Net Assets                0.7%


                                                           Semiannual Report | 5

--------------------------------------------------------------------------------
WHAT IS CURRENCY EFFECT?
--------------------------------------------------------------------------------
Currency effect is the gain or loss on an investment due to changes in the relative value of assets denominated in a foreign currency. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will lose value because it will be worth fewer U.S. dollars. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value.
--------------------------------------------------------------------------------

Mixed bullion prices and currency movements resulted in a wide range of stock performance for metals and mining companies during the reporting period. Despite relatively weak platinum prices, Impala Platinum Holdings and Anglo Platinum were among the Fund's leading contributors to performance, benefiting from robust demand and a strong U.S. dollar versus the South African rand. Canadian gold producer, Yamana Gold also performed well as the company continued to grow its reserve base and increase production by building new mines. Other notable contributors included Agnico-Eagle Mines, Ivanhoe Mines and Newcrest Mining.

The Fund had some detractors during the reporting period. Shares of Bendigo Mining dropped sharply following a disappointing reserve announcement that prompted the company to halt production only months after completion of its new processing plant. Our investment in Gold Fields also detracted from performance after the company announced its plans to gain sole ownership rights to the South Deep Mine through its acquisition of Western Areas and buyout of Barrick Gold's 50 percent interest in the mine. Late in the review period, Gold Fields announced it would issue US$1.2 billion in new equity through private placements to offset the costs associated with the purchase of the mine. In addition, the Fund's positions in the two largest gold companies, Barrick Gold and Newmont Mining, hindered performance during the reporting period.

During the review period, the U.S. dollar appreciated in value relative to the Canadian dollar and South African rand, and lost value relative to the Australian dollar and British pound. Given the Fund's larger investments in Canada and South Africa, the Fund experienced a currency loss for the period. Offsetting the currency loss, several of our South African holdings performed well in the weaker rand environment. Operating costs for those companies fell in U.S. dollar terms, and in our view the outlook for profit margins improved.


6 | Semiannual Report

Thank you for your participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ Stephen M. Land

                        Stephen M. Land
                        Portfolio Manager
                        Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
1/31/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.,
ord. & ADR                                                                  8.4%
 PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Goldcorp Inc.                                                               7.8%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                          7.8%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Anglo Platinum Ltd., ord. & ADR                                             6.7%
 PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                        5.3%
 LONG LIFE GOLD MINES, AUSTRALIA
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., ord. & ADR                                          4.8%
 LONG LIFE GOLD MINES, SOUTH AFRICA
--------------------------------------------------------------------------------
Yamana Gold Inc., ord. & ADR                                                4.2%
 MEDIUM LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                     4.1%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                                3.9%
 LONG LIFE GOLD MINES, U.K.
--------------------------------------------------------------------------------
Kinross Gold Corp.                                                          3.7%
 MEDIUM LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

Performance Summary as of 1/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKRCX)                                         CHANGE            1/31/07         7/31/06
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.88             $31.55          $30.67
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-1/31/07)
---------------------------------------------------------------------------------------------------------
Dividend Income                             $0.7618
---------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $1.0014
---------------------------------------------------------------------------------------------------------
TOTAL                                       $1.7632
---------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FAGPX)                                         CHANGE            1/31/07         7/31/06
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.99             $30.61          $29.62
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-1/31/07)
---------------------------------------------------------------------------------------------------------
Dividend Income                             $0.4417
---------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $1.0014
---------------------------------------------------------------------------------------------------------
TOTAL                                       $1.4431
---------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRGOX)                                         CHANGE            1/31/07         7/31/06
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.99             $30.89          $29.90
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-1/31/07)
---------------------------------------------------------------------------------------------------------
Dividend Income                             $0.4672
---------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $1.0014
---------------------------------------------------------------------------------------------------------
TOTAL                                       $1.4686
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FGADX)                                   CHANGE            1/31/07         7/31/06
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.90             $32.40          $31.50
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-1/31/07)
---------------------------------------------------------------------------------------------------------
Dividend Income                             $0.8527
---------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $1.0014
---------------------------------------------------------------------------------------------------------
TOTAL                                       $1.8541
---------------------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH          1-YEAR            5-YEAR              10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +8.48%          +9.12%          +234.96%             +186.74%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +2.25%          +2.85%           +25.85%              +10.46%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $10,225         $10,285           $31,569              $27,033
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                          +24.14%           +28.11%              +10.11%
----------------------------------------------------------------------------------------------------------------
CLASS B                                      6-MONTH          1-YEAR            5-YEAR        INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +8.09%          +8.28%          +222.74%             +334.38%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +4.09%          +4.28%           +26.25%              +19.92%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $10,409         $10,428           $32,074              $43,438
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                          +26.76%           +28.53%              +20.37%
----------------------------------------------------------------------------------------------------------------
CLASS C                                      6-MONTH          1-YEAR            5-YEAR              10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +8.07%          +8.28%          +222.97%             +166.73%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +7.07%          +7.28%           +26.43%              +10.31%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $10,707         $10,728           $32,297              $26,673
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                          +29.78%           +28.71%               +9.97%
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                              6-MONTH          1-YEAR            5-YEAR              10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +8.61%          +9.37%          +239.14%             +200.11%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +8.61%          +9.37%           +27.67%              +11.62%
----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $10,861         $10,937           $33,914              $30,011
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                          +32.06%           +29.98%              +11.42%
----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND THAT CONCENTRATES IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                         BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                    VALUE 8/1/06         VALUE 1/31/07      PERIOD* 8/1/06-1/31/07
---------------------------------------------------------------------------------------------------------
Actual                                         $1,000              $1,084.80                $4.73
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000              $1,020.67                $4.58
---------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------
Actual                                         $1,000              $1,080.90                $8.55
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000              $1,016.99                $8.29
---------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------
Actual                                         $1,000              $1,080.70                $8.60
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000              $1,016.94                $8.34
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
Actual                                         $1,000              $1,086.10                $3.42
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000              $1,021.93                $3.31
---------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.90%; B: 1.63%; C: 1.64%; and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2007                          YEAR ENDED JULY 31,
CLASS A                                             (UNAUDITED)         2006          2005          2004          2003         2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............    $  30.67       $  17.81      $  15.94      $  13.74      $  10.28     $   8.88
                                                     ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ........................        0.06           0.15          0.04          0.05          0.13         0.13

 Net realized and unrealized gains (losses) .....        2.58          12.87          1.84          2.25          3.44         1.52
                                                     ------------------------------------------------------------------------------
Total from investment operations ................        2.64          13.02          1.88          2.30          3.57         1.65
                                                     ------------------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................       (0.76)         (0.16)        (0.01)        (0.10)        (0.11)       (0.25)

 Net realized gains .............................       (1.00)            --            --            --            --           --
                                                     ------------------------------------------------------------------------------
Total distributions .............................       (1.76)         (0.16)        (0.01)        (0.10)        (0.11)       (0.25)
                                                     ------------------------------------------------------------------------------
Redemption fees .................................          -- d           -- d          -- d          -- d          --           --
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ..................    $  31.55       $  30.67      $  17.81      $  15.94      $  13.74     $  10.28
                                                     ==============================================================================

Total return c ..................................        8.48%         73.36%        11.78%        16.68%        34.97%       18.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............    $939,630       $885,176      $439,628      $394,292      $306,283     $200,627

Ratios to average net assets:

 Expenses .......................................        0.90% e,f      0.92% f       0.96% f       0.96% f       1.09%        1.13%

 Net investment income ..........................        0.37% e        0.57%         0.21%         0.26%         1.05%        1.18%

Portfolio turnover rate .........................        4.72%         10.96%        11.33%         8.11%         6.59%       12.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Gold and Precious Metals Fund

                                               ------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               JANUARY 31, 2007                            YEAR ENDED JULY 31,
CLASS B                                           (UNAUDITED)          2006         2005           2004            2003        2002
                                               ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........    $ 29.62         $ 17.24      $ 15.54        $ 13.46         $ 10.11     $  8.76
                                                    -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b ................      (0.86)          (0.04)       (0.09)         (0.08)           0.02        0.01

 Net realized and unrealized gains (losses) ....       3.29           12.44         1.79           2.21            3.41        1.55
                                                    -------------------------------------------------------------------------------
Total from investment operations ...............       2.43           12.40         1.70           2.13            3.43        1.56
                                                    -------------------------------------------------------------------------------
Less distributions from:

 Net investment income .........................      (0.44)          (0.02)          --          (0.05)          (0.08)      (0.21)

 Net realized gains ............................      (1.00)             --           --             --              --          --
                                                    -------------------------------------------------------------------------------
Total distributions ............................      (1.44)          (0.02)          --          (0.05)          (0.08)      (0.21)
                                                    -------------------------------------------------------------------------------
Redemption fees ................................         -- d            -- d         -- d           -- d            --          --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period .................    $ 30.61         $ 29.62      $ 17.24        $ 15.54         $ 13.46     $ 10.11
                                                    ===============================================================================

Total return c .................................       8.09%          71.95%       10.94%         15.81%          34.08%      18.14%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............    $60,924         $60,423      $41,270        $37,738         $26,278     $10,964

Ratios to average net assets:

 Expenses ......................................       1.63% e,f       1.67%f       1.70% f        1.71% f         1.85%       1.89%

 Net investment income (loss) ..................      (0.36)% e       (0.19)%      (0.53)%        (0.49)%          0.29%       0.12%

Portfolio turnover rate ........................       4.72%          10.96%       11.33%          8.11%           6.59%      12.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2007                             YEAR ENDED JULY 31,
CLASS C                                             (UNAUDITED)           2006          2005          2004         2003        2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............   $  29.90        $  17.40      $  15.69      $  13.59      $ 10.18     $  8.80
                                                      -----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b ...................      (0.61)          (0.05)        (0.09)        (0.09)        0.04        0.04

 Net realized and unrealized gains (losses) .......       3.07           12.58          1.80          2.23         3.43        1.53
                                                      -----------------------------------------------------------------------------
Total from investment operations ..................       2.46           12.53          1.71          2.14         3.47        1.57
                                                      -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................      (0.47)          (0.03)           --         (0.04)       (0.06)      (0.19)

 Net realized gains ...............................      (1.00)             --            --            --           --          --
                                                      -----------------------------------------------------------------------------
Total distributions ...............................      (1.47)          (0.03)           --         (0.04)       (0.06)      (0.19)
                                                      -----------------------------------------------------------------------------
Redemption fees ...................................         -- d            -- d          -- d          -- d         --          --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ....................   $  30.89        $  29.90      $  17.40      $  15.69      $ 13.59     $ 10.18
                                                      =============================================================================

Total return c ....................................       8.07%          72.04%        10.96%        15.77%       34.16%      18.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................   $222,060        $217,371      $114,315      $101,962      $65,729     $38,219

Ratios to average net assets:

 Expenses .........................................       1.64% e,f       1.67% f       1.71% f       1.71% f      1.82%       1.88%

 Net investment income (loss) .....................      (0.37)% e       (0.19)%       (0.54)%       (0.49)%       0.32%       0.35%

Portfolio turnover rate ...........................       4.72%          10.96%        11.33%         8.11%        6.59%      12.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Gold and Precious Metals Fund

                                                   -------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   JANUARY 31, 2007                          YEAR ENDED JULY 31,
ADVISOR CLASS                                         (UNAUDITED)           2006         2005         2004         2003       2002
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............     $ 31.50          $ 18.28      $ 16.36      $ 14.08      $ 10.53     $ 9.09
                                                        --------------------------------------------------------------------------

Income from investment operations a:

 Net investment income b ..........................        0.10             0.22         0.08         0.08         0.09       0.15

 Net realized and unrealized gains (losses) .......        2.65            13.20         1.89         2.33         3.60       1.56
                                                        --------------------------------------------------------------------------
Total from investment operations ..................        2.75            13.42         1.97         2.41         3.69       1.71
                                                        --------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................       (0.85)           (0.20)       (0.05)       (0.13)       (0.14)     (0.27)

 Net realized gains ...............................       (1.00)              --           --           --           --         --
                                                        --------------------------------------------------------------------------
Total distributions ...............................       (1.85)           (0.20)       (0.05)       (0.13)       (0.14)     (0.27)
                                                        --------------------------------------------------------------------------
Redemption fees ...................................          -- d             -- d         -- d         -- d         --         --
                                                        --------------------------------------------------------------------------
Net asset value, end of period ....................     $ 32.40          $ 31.50      $ 18.28      $ 16.36      $ 14.08     $10.53
                                                        ==========================================================================

Total return c ....................................        8.61%           73.68%       12.09%       16.91%       35.38%     19.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................     $57,854          $60,213      $34,519      $35,351      $21,223     $5,573

Ratios to average net assets:

 Expenses .........................................        0.65% e,f        0.67% f      0.71% f      0.71% f      0.85%      0.90%

 Net investment income ............................        0.62% e          0.82%        0.46%        0.51%        1.29%      1.29%

Portfolio turnover rate ...........................        4.72%           10.96%       11.33%        8.11%        6.59%     12.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY          SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 99.3%
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 99.3%
    GOLD AND DIVERSIFIED RESOURCES 6.7%
    Anglo American PLC ................................................        South Africa              256,100        $ 11,893,787
    Anglo American PLC, ADR ...........................................        South Africa              570,958          13,331,869
a,b First Uranium Corp., 144A .........................................        South Africa              544,800           4,588,033
    Freeport-McMoRan Copper & Gold Inc., B ............................        United States             243,211          13,987,065
  a Mvelaphanda Resources Ltd. ........................................        South Africa            2,650,000          15,404,844
    Oxiana Ltd. .......................................................          Australia             8,882,655          19,320,131
  a Rio Narcea Gold Mines Ltd. ........................................           Canada               2,500,000           7,393,244
                                                                                                                        ------------
                                                                                                                          85,918,973
                                                                                                                        ------------
    GOLD EXPLORATION AND DEVELOPMENT 8.4%
  a Apex Silver Mines Ltd. ............................................           Bolivia                200,000           2,774,000
  a Aurizon Mines Ltd. ................................................           Canada               1,800,000           5,200,765
a,b AXMIN Inc., 144A ..................................................           Canada               2,000,000           1,767,580
  a Ballarat Goldfields NL ............................................          Australia            38,000,000           8,265,152
  a Banro Corp. .......................................................           Canada                 350,000           4,238,368
  a Bendigo Mining Ltd. ...............................................          Australia            13,648,795           3,657,823
a,b Bendigo Mining Ltd., 144A .........................................          Australia             5,000,000           1,339,980
  a European Minerals Corp. ...........................................           Canada               1,050,000             847,674
a,b European Minerals Corp., 144A .....................................           Canada              10,600,000           8,557,468
a,b European Minerals Corp., wts., 144A, 4/11/10 ......................           Canada               5,300,000           2,206,926
  a Great Basin Gold Ltd. .............................................           Canada               2,000,000           3,705,120
  a International Minerals Corp. ......................................           Canada                 700,000           3,360,952
  a International Minerals Corp., wts., 5/19/08 .......................           Canada                 350,000             211,175
  a Ivanhoe Mines Ltd. ................................................           Canada                 810,000           7,895,220
a,b Ivanhoe Mines Ltd., 144A ..........................................           Canada                 918,600           8,953,764
a,b Jinshan Gold Mines Inc., 144A .....................................           Canada               5,595,000           9,319,057
  a Metallica Resources Inc. ..........................................           Canada                 500,000           2,205,226
a,b Metallica Resources Inc., 144A ....................................           Canada                 988,998           4,361,929
a,b Metallica Resources Inc., wts., 144A, 12/11/08 ....................           Canada                 494,499             974,920
  a Miramar Mining Corp. ..............................................           Canada               1,330,000           5,990,227
  a Nevsun Resources Ltd. .............................................           Canada                 877,000           2,079,312
  a NovaGold Resources Inc. ...........................................           Canada                 200,000           3,294,000
  a Pan Australian Resources Ltd. .....................................          Australia            25,600,000           6,562,407
a,b Pan Australian Resources Ltd., 144A ...............................          Australia             5,000,000           1,281,720
  a Shore Gold Inc. ...................................................           Canada                 375,000           2,425,111
  a Sino Gold Ltd. ....................................................          Australia             1,100,000           5,938,636
                                                                                                                        ------------
                                                                                                                         107,414,512
                                                                                                                        ------------
    LONG LIFE GOLD MINES 53.3%
    Agnico-Eagle Mines Ltd. ...........................................           Canada               1,300,000          52,325,000
  a Alamos Gold Inc. ..................................................           Canada               1,246,400           9,596,247
a,b Alamos Gold Inc., 144A ............................................           Canada                 400,000           3,079,669
    AngloGold Ashanti Ltd. ............................................        South Africa               62,530           2,959,898
    AngloGold Ashanti Ltd., ADR .......................................        South Africa            1,241,327          58,342,369
    Barrick Gold Corp. ................................................           Canada               3,351,283          99,265,002
a,b Centerra Gold Inc., 144A ..........................................           Canada               1,384,800          15,545,535
    Compania de Minas Buenaventura SA .................................            Peru                  100,593           2,886,445
    Compania de Minas Buenaventura SA, ADR ............................            Peru                1,288,986          37,264,585
  a Gammon Lake Resources Inc. ........................................           Canada               1,814,500          28,695,853


                                                          Semiannual Report | 17

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY            SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONTINUED)
    LONG LIFE GOLD MINES (CONTINUED)
    Gold Fields Ltd. .................................................        South Africa               697,191      $   11,696,410
    Gold Fields Ltd., ADR ............................................        South Africa               854,528          14,432,978
    Goldcorp Inc. ....................................................           Canada                1,290,625          35,677,953
    Goldcorp Inc. (USD Traded) .......................................           Canada                2,329,865          64,560,559
  a Goldcorp Inc., wts., 6/09/11 .....................................           Canada                    9,125             124,071
  a Harmony Gold Mining Co. Ltd. .....................................        South Africa             1,443,000          19,566,880
  a Harmony Gold Mining Co. Ltd., ADR ................................        South Africa               600,000           8,034,000
  a Highland Gold Mining Ltd. ........................................       United Kingdom              524,000           1,798,919
  a Lihir Gold Ltd. ..................................................      Papua New Guinea           9,566,841          22,963,404
  a Meridian Gold Inc. ...............................................       United States             1,006,500          29,409,930
  a Meridian Gold Inc. (CAD Traded) ..................................       United States               513,760          14,975,116
    Newcrest Mining Ltd. .............................................         Australia               4,150,828          67,389,193
    Newmont Mining Corp. .............................................       United States               720,714          32,504,201
  a Randgold Resources Ltd., ADR .....................................       United Kingdom            2,127,600          50,019,876
                                                                                                                      --------------
                                                                                                                         683,114,093
                                                                                                                      --------------
    MEDIUM LIFE GOLD MINES 13.1%
  a Eldorado Gold Corp. ..............................................           Canada                2,645,000          15,104,653
a,b GBS Gold International Inc., 144A ................................           Canada                2,000,000           5,642,660
  a Golden Star Resources Ltd. .......................................           Canada                  750,000           2,485,660
a,b Hochschild Mining PLC, 144A ......................................       United Kingdom            1,850,000          14,246,917
    IAMGOLD Corp. ....................................................           Canada                1,282,000          11,243,034
    Kingsgate Consolidated Ltd. ......................................         Australia               2,105,148           6,050,532
  a Kinross Gold Corp. ...............................................           Canada                3,513,012          46,810,306
  a Queenstake Resources Ltd. ........................................           Canada                6,500,000           1,270,448
  a SEMAFO Inc. ......................................................           Canada                4,725,000           7,307,839
a,b SEMAFO Inc., 144A ................................................           Canada                3,000,000           4,639,898
    Yamana Gold Inc. .................................................           Canada                1,630,940          22,064,640
  b Yamana Gold Inc., 144A ...........................................           Canada                2,300,000          31,116,210
                                                                                                                      --------------
                                                                                                                         167,982,797
                                                                                                                      --------------
    MUTUAL FUNDS 0.5%
    Central Fund of Canada Ltd., A ...................................           Canada                  725,900           6,910,568
                                                                                                                      --------------
    PLATINUM & PALLADIUM 17.3%
    Anglo Platinum Ltd. ..............................................        South Africa               110,000          13,824,222
    Anglo Platinum Ltd., ADR .........................................        South Africa               571,138          71,777,620
  a Eastern Platinum Ltd. ............................................           Canada                3,100,000           4,162,311
    Impala Platinum Holdings Ltd. ....................................        South Africa             2,200,000          63,198,616
    Impala Platinum Holdings Ltd., ADR ...............................        South Africa             1,542,400          44,307,975
    Lonmin PLC .......................................................       United Kingdom              350,000          20,332,111
  a Stillwater Mining Co. ............................................        United States              253,246           3,282,069
                                                                                                                      --------------
                                                                                                                         220,884,924
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $626,105,623) ....................                                                 1,272,225,867
                                                                                                                      --------------


18 | Semiannual Report

Franklin Gold and Precious Metals Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY                 SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (COST $4,851,240) 0.4%
    MONEY MARKET FUND 0.4%
  c Franklin Institutional Fiduciary Trust Money Market
    Portfolio, 4.96% ...........................................         United States             4,851,240        $    4,851,240
                                                                                                                    --------------
    TOTAL INVESTMENTS (COST $630,956,863) 99.7% ................                                                     1,277,077,107
    OTHER ASSETS, LESS LIABILITIES 0.3% ........................                                                         3,391,262
                                                                                                                    --------------
    NET ASSETS 100.0% ..........................................                                                    $1,280,468,369
                                                                                                                    ==============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar

USD - U.S. Dollar

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a     Non-income producing for the twelve months ended January 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $117,622,266, representing 9.19% of net assets.

c See Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...............................   $   626,105,623
  Cost - Sweep Money Fund (Note 8) ..........................         4,851,240
                                                                ---------------
  Total cost of investments .................................   $   630,956,863
                                                                ===============
  Value - Unaffiliated issuers ..............................   $ 1,272,225,867
  Value - Sweep Money Fund (Note 8) .........................         4,851,240
                                                                ---------------
  Total value of investments ................................     1,277,077,107
 Cash .......................................................               530
 Foreign currency, at value (cost $4,051,776) ...............         3,973,282
 Receivables:
  Investment securities sold ................................           656,597
  Capital shares sold .......................................         2,397,695
  Dividends .................................................           321,250
                                                                ---------------
        Total assets ........................................     1,284,426,461
                                                                ---------------
Liabilities:
 Payables:
  Capital shares redeemed ...................................         2,878,871
  Affiliates ................................................         1,017,346
 Accrued expenses and other liabilities .....................            61,875
                                                                ---------------
        Total liabilities ...................................         3,958,092
                                                                ---------------
            Net assets, at value ............................   $ 1,280,468,369
                                                                ===============
Net assets consist of:
 Paid-in capital ............................................   $   633,990,547
 Undistributed net investment loss ..........................       (26,335,618)
 Net unrealized appreciation (depreciation) .................       646,043,968
 Accumulated net realized gain (loss) .......................        26,769,472
                                                                ---------------
            Net assets, at value ............................   $ 1,280,468,369
                                                                ===============


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2007 (unaudited)

CLASS A:
 Net assets, at value ............................................................      $939,630,167
                                                                                        ============
 Shares outstanding ..............................................................        29,784,589
                                                                                        ============
 Net asset value per share a .....................................................      $      31.55
                                                                                        ============
 Maximum offering price per share (net asset value per share / 94.25%) ...........      $      33.47
                                                                                        ============
CLASS B:
 Net assets, at value ............................................................      $ 60,923,588
                                                                                        ============
 Shares outstanding ..............................................................         1,990,243
                                                                                        ============
 Net asset value and maximum offering price per share a ..........................      $      30.61
                                                                                        ============
CLASS C:
 Net assets, at value ............................................................      $222,060,191
                                                                                        ============
 Shares outstanding ..............................................................         7,189,042
                                                                                        ============
 Net asset value and maximum offering price per share a ..........................      $      30.89
                                                                                        ============
ADVISOR CLASS:
 Net assets, at value ............................................................      $ 57,854,423
                                                                                        ============
 Shares outstanding ..............................................................         1,785,732
                                                                                        ============
 Net asset value and maximum offering price per share a ..........................      $      32.40
                                                                                        ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the period ended January 31, 2007 (unaudited)

Investment income:
 Dividends: (net of foreign taxes of $183,186)
  Unaffiliated issuers ........................................................................   $  6,338,359
  Sweep Money Fund (Note 8) ...................................................................      1,542,152
  Interest ....................................................................................         26,613
                                                                                                  ------------
        Total investment income ...............................................................      7,907,124
                                                                                                  ------------
Expenses:
 Management fees (Note 3a) ....................................................................      2,941,509
 Distribution fees (Note 3c)
  Class A .....................................................................................      1,125,001
  Class B .....................................................................................        295,147
  Class C .....................................................................................      1,071,474
 Transfer agent fees (Note 3e) ................................................................        842,323
 Custodian fees (Note 4) ......................................................................         70,068
 Reports to shareholders ......................................................................         63,560
 Registration and filing fees .................................................................         71,601
 Professional fees ............................................................................         21,543
 Trustees' fees and expenses ..................................................................         14,163
 Other ........................................................................................         13,251
                                                                                                  ------------
        Total expenses ........................................................................      6,529,640
        Expense reductions (Note 4) ...........................................................           (107)
                                                                                                  ------------
           Net expenses .......................................................................      6,529,533
                                                                                                  ------------
              Net investment income ...........................................................      1,377,591
                                                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
 Investments ..................................................................................     33,767,004
 Foreign currency transactions ................................................................       (108,075)
                                                                                                  ------------
  Net realized gain (loss) ....................................................................     33,658,929
                                                                                                  ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .................................................................................     64,553,590
  Translation of assets and liabilities denominated in foreign currencies .....................       (178,547)
                                                                                                  ------------
          Net change in unrealized appreciation (depreciation) ................................     64,375,043
                                                                                                  ------------
Net realized and unrealized gain (loss) .......................................................     98,033,972
                                                                                                  ------------
Net increase (decrease) in net assets resulting from operations ...............................   $ 99,411,563
                                                                                                  ============


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              -------------------------------------
                                                                                              SIX MONTHS ENDED
                                                                                              JANUARY 31, 2007         YEAR ENDED
                                                                                                (UNAUDITED)          JULY 31, 2006
                                                                                              -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................     $     1,377,591      $     3,771,921
  Net realized gain (loss) from investments and foreign currency transactions ............          33,658,929           48,399,030
  Net change in unrealized appreciation (depreciation) on investments
     and translation of assets and liabilities denominated in foreign currencies .........          64,375,043          402,987,896
                                                                                               ------------------------------------
        Net increase (decrease) in net assets resulting from operations ..................          99,411,563          455,158,847
                                                                                               ------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..............................................................................         (21,865,325)          (3,754,217)
    Class B ..............................................................................            (871,751)             (41,971)
    Class C ..............................................................................          (3,276,780)            (219,065)
    Advisor Class ........................................................................          (1,644,592)            (348,876)
 Net realized gains:
    Class A ..............................................................................         (28,740,740)                  --
    Class B ..............................................................................          (1,976,377)                  --
    Class C ..............................................................................          (7,022,535)                  --
    Advisor Class ........................................................................          (1,931,389)                  --
                                                                                               ------------------------------------
 Total distributions to shareholders .....................................................         (67,329,489)          (4,364,129)
                                                                                               ------------------------------------
 Capital share transactions: (Note 2)
    Class A ..............................................................................          31,333,697          131,599,625
    Class B ..............................................................................          (1,199,527)          (9,105,554)
    Class C ..............................................................................          (1,351,286)          18,714,595
    Advisor Class ........................................................................          (3,584,039)           1,411,854
                                                                                               ------------------------------------
 Total capital share transactions ........................................................          25,198,845          142,620,520
                                                                                               ------------------------------------

 Redemption fees .........................................................................               3,933               36,012
                                                                                               ------------------------------------
        Net increase (decrease) in net assets ............................................          57,284,852          593,451,250
Net assets:
 Beginning of period .....................................................................       1,223,183,517          629,732,267
                                                                                               ------------------------------------
 End of period ...........................................................................     $ 1,280,468,369      $ 1,223,183,517
                                                                                               ====================================
Distributions in excess of net investment income included in net assets:
 End of period ...........................................................................     $   (26,335,618)     $       (54,761)
                                                                                               ====================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a non-diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


24 | Semiannual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                                                          Semiannual Report | 25

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary.Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


26 | Semiannual Report

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                         --------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                             YEAR ENDED
                                                                JANUARY 31, 2007                           JULY 31, 2006
                                                            SHARES              AMOUNT                SHARES              AMOUNT
                                                         --------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...................................           5,110,569        $ 158,261,074           20,483,273        $ 563,514,264
 Shares issued in reinvestment of
   distributions ...............................           1,337,192           43,204,684              141,714            3,284,924
 Shares redeemed ...............................          (5,524,856)        (170,132,061)         (16,446,287)        (435,199,563)
                                                         --------------------------------------------------------------------------
 Net increase (decrease) .......................             922,905        $  31,333,697            4,178,700        $ 131,599,625
                                                         ==========================================================================
CLASS B SHARES:
 Shares sold ...................................              96,258        $   2,940,509              387,494        $   9,874,058
 Shares issued in reinvestment of
   distributions ...............................              79,582            2,498,087                1,657               37,296
 Shares redeemed ...............................            (225,258)          (6,638,123)            (743,854)         (19,016,908)
                                                         --------------------------------------------------------------------------
 Net increase (decrease) .......................             (49,418)       $  (1,199,527)            (354,703)          (9,105,554)
                                                         ==========================================================================
CLASS C SHARES:
 Shares sold ...................................             708,192        $  21,522,553            3,176,553        $  84,980,636
 Shares issued in reinvestment of
   distributions ...............................             268,876            8,515,298                7,924              180,030
 Shares redeemed ...............................          (1,056,785)         (31,389,137)          (2,484,486)         (66,446,071)
                                                         --------------------------------------------------------------------------
 Net increase (decrease) .......................             (79,717)       $  (1,351,286)             699,991           18,714,595
                                                         ==========================================================================
ADVISOR CLASS SHARES:
 Shares sold ...................................              99,500        $   3,229,501              378,725        $  10,812,774
 Shares issued in reinvestment of
   distributions ...............................              92,530            3,068,310               12,611              299,758
 Shares redeemed ...............................            (318,121)          (9,881,850)            (367,540)          (9,700,678)
                                                         --------------------------------------------------------------------------
 Net increase (decrease) .......................            (126,091)       $  (3,584,039)              23,796        $   1,411,854
                                                         ==========================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
---------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent


                                                          Semiannual Report | 27

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
       0.625%             Up to and including $100 million
       0.500%             Over $100 million, up to and including $250 million
       0.450%             Over $250 million, up to and including $10 billion
       0.440%             Over $10 billion, up to and including $12.5 billion
       0.420%             Over $12.5 billion, up to and including $15 billion
       0.400%             In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..............................................        0.25%
Class B ..............................................        1.00%
Class C ..............................................        1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions
 paid to unaffiliated broker/dealers .................     $250,149
Contingent deferred sales charges retained ...........     $ 58,176


28 | Semiannual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $842,323, of which $567,532 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $654,487,124
                                                                   ============
Unrealized appreciation ........................................   $639,184,208
Unrealized depreciation ........................................    (16,594,225)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $622,589,983
                                                                   ============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2007, aggregated $58,546,157 and $58,380,842, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


                                                          Semiannual Report | 29

Franklin Gold and Precious Metals Fund

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006, and was recorded as other income.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


30 | Semiannual Report

Franklin Gold and Precious Metals Fund

11. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 31

Franklin Gold and Precious Metals Fund

TAX DESIGNATION (UNAUDITED)

At July 31, 2006, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on November 30, 2006, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record.

Record Date: 11/30/2006

---------------------------------------------------------------------------------------------------------------
                                                                           CLASS A

                                                    FOREIGN TAX             FOREIGN               FOREIGN
                                                        PAID             SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                                              PER SHARE             PER SHARE             PER SHARE
---------------------------------------------------------------------------------------------------------------
Australia ........................................    $0.0003               $0.0029               $0.0029
Canada ...........................................     0.0051                0.0099                0.0095
Peru .............................................     0.0006                0.0041                0.0038
South Africa .....................................     0.0000                0.0720                0.0719
United Kingdom ...................................     0.0000                0.0017                0.0017
                                                      ---------------------------------------------------
TOTAL ............................................    $0.0060               $0.0906               $0.0898
                                                      ===================================================

---------------------------------------------------------------------------------------------------------------
                                                                           CLASS B

                                                    FOREIGN TAX             FOREIGN               FOREIGN
                                                       PAID              SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                                              PER SHARE             PER SHARE             PER SHARE
---------------------------------------------------------------------------------------------------------------
Australia ........................................    $0.0000               $0.0000               $0.0000
Canada ...........................................     0.0000                0.0000                0.0000
Peru .............................................     0.0000                0.0000                0.0000
South Africa .....................................     0.0000                0.0000                0.0000
United Kingdom ...................................     0.0000                0.0000                0.0000
                                                      ---------------------------------------------------
TOTAL ............................................    $0.0000               $0.0000               $0.0000
                                                      ===================================================

---------------------------------------------------------------------------------------------------------------
                                                                            CLASS C

                                                    FOREIGN TAX             FOREIGN               FOREIGN
                                                        PAID             SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                                              PER SHARE             PER SHARE             PER SHARE
---------------------------------------------------------------------------------------------------------------
Australia ........................................    $0.0000               $0.0000               $0.0000
Canada ...........................................     0.0000                0.0000                0.0000
Peru .............................................     0.0000                0.0000                0.0000
South Africa .....................................     0.0000                0.0000                0.0000
United Kingdom ...................................     0.0000                0.0000                0.0000
                                                      ---------------------------------------------------
TOTAL ............................................    $0.0000               $0.0000               $0.0000
                                                      ===================================================


32 | Semiannual Report

Franklin Gold and Precious Metals Fund

---------------------------------------------------------------------------------------------------------------
                                                                         ADVISOR CLASS

                                                     FOREIGN TAX            FOREIGN               FOREIGN
                                                        PAID             SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                                               PER SHARE            PER SHARE             PER SHARE
---------------------------------------------------------------------------------------------------------------
Australia .........................................    $0.0003               $0.0043               $0.0043
Canada ............................................     0.0051                0.0146                0.0140
Peru ..............................................     0.0006                0.0061                0.0056
South Africa ......................................     0.0000                0.1061                0.1060
United Kingdom ....................................     0.0000                0.0025                0.0025
                                                       ---------------------------------------------------
TOTAL .............................................    $0.0060               $0.1336               $0.1324
                                                       ===================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1

In January 2007, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2006. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2006 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                                                          Semiannual Report | 33

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


34 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                          Michigan 7
Arizona                          Minnesota 7
California 8                     Missouri
Colorado                         New Jersey
Connecticut                      New York 8
Florida 8                        North Carolina
Georgia                          Ohio 7
Kentucky                         Oregon
Louisiana                        Pennsylvania
Maryland                         Tennessee
Massachusetts 7                  Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON         One Franklin Parkway
    INVESTMENTS            San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GOLD AND PRECIOUS METALS FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDERSERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 S2007 03/07


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007